Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Fair value (in Dollars)	$ 15,224,665	$ 2,047,000
Minimum
Fair Value Measurements
Equity event term	1 year
Liquidity event term	4 years
Maximum
Fair Value Measurements
Equity event term	2 years
Liquidity event term	5 years